UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:			Peter K. Seldin
Title:			Investment Manager
Phone:			212-753-5150

Signature,		Place,          and Date of Signing:
/s/Peter K. Seldin	New York, NY	November 14, 2007


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Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 3
Form 13F Information Table Entry Total:		18
Form 13F Information Table Value Total:   $732,029
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-12603			Centennial Energy Partners, L.P.
3. 	028-12606			Hoyt Farm Partners, L.P.

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FORM 13F INFORMATION TABLE
COLUMN 1		COLUMN 2  COLUMN 3	COLUMN 4    COLUMN 5	COLUMN 6	COLUMN 7    COLUMN 8

                        TITLE OF             	VALUE       SHARES        INVESTMENT   	OTHER 	    VOTING AUTHORITY
NAME OF ISSUER          CLASS      CUSIP    	(X $1000)   PRN/AMT       DISCRETION	MANAGERS    SOLE      SHARED
ATP OIL & GAS		COM	 00208J108    	83853       1,782,976    SHARED-DEFINED  1,2  	    1,782,976     0
ATP OIL & GAS		COM	 00208J108    	34032         723,631    SHARED-DEFINED  1,3	      723,631     0
ATP OIL & GAS		COM	 00208J108    	8887          188,955    SHARED-DEFINED  1	      188,955     0
CARRIZO OIL & GAS INC   COM      144577103    	70720       1,576,453    SHARED-DEFINED  1,2	    1,576,453     0
CARRIZO OIL & GAS INC   COM      144577103    	29161         650,053    SHARED-DEFINED  1,3	      650,053     0
CARRIZO OIL & GAS INC   COM      144577103     	8469          188,794    SHARED-DEFINED  1	      188,794     0
COMPTON PETE CORP.	COM	 204940100	144042      5,422,101    SHARED-DEFINED	 1,2	    5,422,101     0
COMPTON PETE CORP.	COM	 204940100	71217       7,624,901    SHARED-DEFINED	 1,3	    7,624,901     0
COMPTON PETE CORP.	COM	 204940100	20632       2,208,994    SHARED-DEFINED	 1	    2,208,994     0
GMX RES INC             COM      38011M108    	49795       1,547,868    SHARED-DEFINED  1,2	    1,547,868     0
GMX RES INC             COM      38011M108    	22807         708,940    SHARED-DEFINED  1,3	      708,940     0
GMX RES INC             COM      38011M108     	6761          210,156    SHARED-DEFINED  1	      210,156     0
GOODRICH PETE CORP.	COM	 382410405     	9352          295,040    SHARED-DEFINED  1,2	      295,040     0
GOODRICH PETE CORP.	COM	 382410405     	2790           88,000    SHARED-DEFINED  1,3	       88,000     0
GOODRICH PETE CORP.	COM	 382410405     	1077           33,960    SHARED-DEFINED  1	       33,960     0
TESCO CORP              COM      88157K101    	64901       2,390,476    SHARED-DEFINED	 1,2	    2,390,476     0
TESCO CORP              COM      88157K101    	80892       2,979,454    SHARED-DEFINED	 1,3	    2,979,454     0
TESCO CORP              COM      88157K101    	22641         833,920    SHARED-DEFINED	 1	      833,920     0


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